Director's Loans	12 Months Ended
Mar. 31, 2021
Borrowings [abstract]
Director's Loans
	Year ended March 31, 2021	Year ended March 31, 2020
Opening balance	$812,119	$893,800
Principal advances	-	675,000
Principal repayments	(300,000)	(375,000)
Transaction costs	-	(490,449)
Amortization of transaction costs	57,881	108,768
Closing balance	$570,000	$812,119

	March 31, 2021	March 31, 2020
Current portion	$-	$300,000
Non-current portion	570,000	512,119
Total	$570,000	$812,119

Finance expenses	For the year ended March 31,
	2021	2020	2019
Interest on director’s loan	$111,354	$105,630	$90,000
Amortization of transaction costs	57,881	108,768	130,256
Total	$169,235	$214,398	$220,256

(a)	2019 loan

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26,2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum.

Pursuant to the Loan, the Company issued to the Lendera loan bonus comprising of 16,000,000 common share purchase warrants (the “Warrants”) with an expiry of five years and an exercise price of $0.05 per share (note 10(c)(i)). The warrants are exercisable into common shares or flow-through common shares at the election of the Lender upon exercise.

(b)	2019 bridge loans

In July and August 2019, the Company entered into certain loan agreements (collectively the “Bridge Loans”) with a director of the Company and a private company wholly-owned by a director of the Company (collectively the “Bridge Lenders”), pursuant to which the Bridge Lenders advanced to the Company an aggregate principal sum of $375,000 with a 1-year term and bearing interest at 10% per annum. The Bridge Loans were fully repaid in September 2019.

In December 2019, the Company entered into a loan agreement (the “Second Bridge Loan”) with a director of the Company (the “Second Bridge Lender”), pursuant to which the Second Bridge Lender advanced to the Company a principal sum of $300,000 with a 9-month term and bearing interest at a rate of 10% per annum.

Advances have been measured as financial liabilities at their (cash) transaction values, with the unamortized balance of directly applicable transaction costs, comprised of the fair values of the loan bonus warrants granted, representing a partially offsetting asset balance. Such transaction costs are being expensed pro-rata over the term of the debt, with the effect on the balance sheet presentation being that the aggregate debt is accreted towards its face value.

In August 2020, the principal and interest balances of the Second Bridge Loan were fully repaid.